Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Compensation for the key management	The compensation given to such key management for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024	2023
Salaries	₩	6,727	5,673	4,139
Defined benefits plan expenses		1,038	1,362	1,005
Share option		(181)	977	2,542

	₩	7,584	8,012	7,686

Transactions with related parties
(3)	Transactions with related parties for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)		2025
Scope	Company	Operating revenue and others		Operating expenses and others(*1)	Acquisition of property and equipment and others
Ultimate controlling entity	SK Inc.(*2)	₩	34,002	618,183	256,314

Associates	SK m&service Co., Ltd.		4,584	34,214	1,211
	Penguin Solutions, Inc.(*3)		15,191	—	99,822
	Others(*4,5)		22,144	25,439	129

			41,919	59,653	101,162

Others	SK Innovation Co., Ltd.		8,566	18,819	2,050
	SK Energy Co., Ltd.		1,793	74	—
	SK Geo Centric Co., Ltd.		810	320	—
	SK Networks Co., Ltd.(*6)		9,786	977,911	—
	SK Networks Service Co., Ltd.		4,964	60,740	3,928
	SK Ecoplant Co., Ltd.		2,959	286	34,765
	SK hynix Inc.		64,330	792	—
	SK Shieldus Co., Ltd.		54,407	178,304	29,009
	Content Wavve Corp.		8,422	59,667	—
	Eleven Street Co., Ltd.		72,221	29,817	—
	SK Planet Co., Ltd.		7,990	74,562	1,670
	SK intellix Co.,Ltd. (Formerly, SK Magic Co., Ltd.)		1,391	1,165	—
	Tmap Mobility Co., Ltd.		12,221	5,503	—
	Onestore Co., Ltd.		12,365	37	—
	Dreamus Company		3,915	50,339	—
	UNA Engineering Inc.		92	57,350	47,061
	Happy Narae Co., Ltd.		709	32,268	42,137
	SK REIT Co., Ltd.(*7)		215,701	1,174	—
	Others		39,459	50,603	20,130

			522,101	1,599,731	180,750

		₩	598,022	2,277,567	538,226

(*1)	Operating expenses and others include lease payments by the Group.
(*2)	Operating expenses and others include ₩177,961 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ₩15,191 million of dividends received.
(*4)	The disposal of the shares in F&U Credit Information Co., Ltd. held by the Group was completed on April 4, 2025, and the transactions subsequent to the disposal have not been included.
(*5)	Operating revenue and others include ₩18,339 million of dividends received which was deducted from the investment in associates.
(*6)	Operating expenses and others include costs for handset purchases amounting to ₩914,042 million.
(*7)
Operating revenue and others include ₩215,699 million
arising from the disposal of the office building located in Seongnam-si, Gyeonggi-do pursuant to a sale and leaseback agreement. In connection with this transaction, right-of-use assets and lease liabilities increased by ₩20,583 million and ₩61,778 million, respectively, for the year ended December 31, 2025.

(In millions of won)		2024
Scope	Company	Operating revenue and others	Operating expenses and others(*1)	Acquisition of property and equipment and others
Ultimate controlling entity	SK Inc.(*2)	₩ 19,501	660,578	125,691

Associates	F&U Credit information Co., Ltd.	3,227	48,035	266
	SK AMERICAS Inc. (Formerly, SK USA Inc.)	649	5,462	—
	Daehan Kanggun BcN Co., Ltd.	9,551	—	—
	Others(*3)	10,154	13,051	296

		23,581	66,548	562

Others	SK Innovation Co., Ltd.	14,630	16,757	—
	SK Energy Co., Ltd.	3,822	264	—
	SK Geo Centric Co., Ltd.	847	187	—
	SK Networks Co., Ltd.(*4)	5,096	1,011,217	—
	SK Networks Service Co., Ltd.	5,300	67,713	4,352
	SK Ecoplant Co., Ltd.	2,993	—	—
	SK hynix Inc.	50,127	256	—
	SK Shieldus Co., Ltd.	61,040	147,587	18,863
	Content Wavve Corp.	13,432	83,164	—
	Eleven Street Co., Ltd.	69,448	31,277	—
	SK Planet Co., Ltd.	15,580	84,536	14,656
	SK RENT A CAR Co., Ltd.(*5)	8,336	14,462	169
	SK intellix Co.,Ltd. (Formerly, SK Magic Co., Ltd.)	1,522	796	—
	Tmap Mobility Co., Ltd.	24,291	6,452	—
	Onestore Co., Ltd.	14,588	1,604	—
	Dreamus Company	5,526	66,242	265
	UNA Engineering Inc.	88	55,902	50,497
	Happy Narae Co., Ltd.	1,317	15,760	108,074
	Others	47,355	75,040	25,236

		345,338	1,679,216	222,112

		 ~~₩~~  388,420	2,406,342	348,365

(*1)	Operating expenses and others include lease payments by the Group.
(*2)	Operating expenses and others include ₩232,466 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ₩7,718 million of dividends received which was deducted from the investment in associates.
(*4)	Operating expenses and others include costs for handset purchases amounting to ₩964,692 million.
(*5)	SK RENT A CAR Co., Ltd. was excluded from the related parties for the year ended December 31, 2024, and the transactions above occurred before the related party relationship terminated.

(In millions of won)		2023
Scope	Company	Operating revenue and others		Operating expenses and others(*1)	Acquisition of property and equipment and others
Ultimate controlling entity	SK Inc.(*2)	₩	21,438	633,265	120,926

Associates	F&U Credit information Co., Ltd.		3,876	49,398	552
	SK AMERICAS Inc. (Formerly, SK USA Inc.)		—	5,384	—
	Daehan Kanggun BcN Co., Ltd.		12,972	—	—
	Others(*3)		8,806	15,962	865

			25,654	70,744	1,417

Others	SK Innovation Co., Ltd.		33,571	18,977	—
	SK Energy Co., Ltd.		4,113	540	—
	SK Geo Centric Co., Ltd.		835	2	—
	SK Networks Co., Ltd.(*4)		5,876	970,662	1
	SK Networks Service Co., Ltd.		5,471	72,274	8,393
	SK Ecoplant Co., Ltd.		2,547	—	—
	SK hynix Inc.		58,725	178	—
	SK Shieldus Co., Ltd.		59,974	147,333	26,021
	Content Wavve Corp.		14,524	87,263	176
	Eleven Street Co., Ltd.		72,683	34,053	—
	SK Planet Co., Ltd.		18,308	88,250	16,338
	SK RENT A CAR Co., Ltd.		14,023	20,231	—
	SK intellix Co., Ltd. (Formerly, SK Magic Co., Ltd.)		1,632	1,142	—
	Tmap Mobility Co., Ltd.		24,862	10,003	—
	Onestore Co., Ltd.		16,265	166	—
	Dreamus Company		6,202	77,452	284
	UNA Engineering Inc.		172	50,263	52,733
	Happy Narae Co., Ltd.		1,472	35,461	92,375
	Others		52,039	21,884	13,292

			393,294	1,636,134	209,613

		₩	440,386	2,340,143	331,956

(*1)	Operating expenses and others include lease payments by the Group.

(*2)	Operating expenses and others include ₩218,019 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ₩8,806 million of dividends received which was deducted from the investment in associates.
(*4)	Operating expenses and others include costs for handset purchases amounting to ₩915,339 million.

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2025 and 2024 are as follows:

(In millions of won)		December 31, 2025
		Receivables		Payables
Scope	Company	Accounts receivable – trade, etc.		Accounts payable – other, etc.
Ultimate controlling entity	SK Inc.	₩	9,193	170,652
Associates	SK m&service Co., Ltd.		700	32,081
	Others		1,009	1,790

			1,709	33,871

Others	SK Innovation Co., Ltd.		4,996	21,976
	SK Networks Co., Ltd.		258	123,865
	Mintit Co., Ltd.		2,553	2
	SK hynix Inc.		13,232	291
	Happy Narae Co., Ltd.		37	2,851
	SK Shieldus Co., Ltd.		15,393	18,754
	Content Wavve Corp.		—	6
	Incross Co., Ltd.		1,820	25,570
	Eleven Street Co., Ltd.		17,455	2,189
	SK Planet Co., Ltd.		259	5,933
	UNA Engineering Inc.		—	9,271
	SK REIT Co., Ltd.		7,890	61,835
	Others		11,895	24,816

			75,788	297,359

		₩	86,690	501,882

(In millions of won)		December 31, 2024
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate controlling entity	SK Inc.	₩	—	1,668	76,471
Associates	F&U Credit information Co., Ltd.		—	54	4,610
	Daehan Kanggun BcN Co., Ltd.(*)		22,147	—	—
	Others		—	5,158	7,001

			22,147	5,212	11,611

Others	SK Innovation Co., Ltd.		—	6,531	28,326
	SK Networks Co., Ltd.		—	372	140,120
	Mintit Co., Ltd.		—	4	—
	SK hynix Inc.		—	12,680	206
	Happy Narae Co., Ltd.		—	52	17,833
	SK Shieldus Co., Ltd.		—	12,582	20,515
	Content Wavve Corp.		—	1,564	7
	Incross Co., Ltd.		—	1,946	20,353
	Eleven Street Co., Ltd.		—	16,637	4,750
	SK Planet Co., Ltd.		—	980	15,491
	UNA Engineering Inc.		—	—	25,498
	Others		—	12,703	27,981

			—	66,051	301,080

		₩	22,147	72,931	389,162

(*)	As of December 31, 2024, the Parent Company recognized loss allowance for the entire balance of loans to Daehan Kanggun BcN Co., Ltd.

(5)
The Group has granted SK REIT Co., Ltd. the right of first offer regarding the disposal of specified real estates owned by the Group, and the negotiation period is three years from June 30, 2024, the date of agreement. In addition, the Group has been granted the right by SK REIT Co., Ltd. to lease the real estate in preference to a third party if SK REIT Co., Ltd. purchases the real estate from the Group.

(6)	The details of additional investments and disposal of associates for the year ended December 31, 2025 are presented in note 11.